Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 10 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Share based payment	1,768	2,230	-
Salary and related expenses	1,533	1,237	493
Subcontractors	496	125	105
Materials and related expenses	204	440	132
Depreciation	134	196	74
IIA participation	(255)	(383)	-
Other	29	28	83
Total	3,909	3,873	887